OIL AND GAS SALES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OIL AND GAS SALES [abstract]
Gross sales	¥ 156,304		¥ 124,648	¥ 150,618
Less: Royaties	(3,226)		(2,398)	(2,646)
PRC government's share of oil	(1,190)		(925)	(1,375)
Oil and gas sales	¥ 151,888	$ 23,345	¥ 121,325	¥ 146,597